Share Based Compensation - Schedule of Share Option Activity (Details) - USD ($)			12 Months Ended
		Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2023
Schedule of Share Option Activity [Abstract]
Number of options, Options outstanding (in Shares)		694,952	639,756
Weighted average exercise price, Options outstanding	[1]	$ 1.05	$ 1.15
Weighted- average remaining contractual term (in years), Options outstanding		3 years 5 months 12 days	2 years 6 months 10 days
Aggregate intrinsic value, Options outstanding (in Dollars)		$ 2,772,858	$ 6,398
Number of options, Options exercisable (in Shares)			173,559
Weighted average exercise price, Options exercisable	[1]		$ 1
Weighted- average remaining contractual term (in years), Options exercisable			11 months 12 days
Aggregate intrinsic value, Options exercisable (in Dollars)			$ 27,769
Number of options, Granted (in Shares)			25,612
Weighted average exercise price, Granted	[1]		$ 3.68
Weighted- average remaining contractual term (in years), Granted			4 years 14 days
Aggregate intrinsic value, Granted			$ (64,542)
Number of options, Exercised (in Shares)			(28,868)
Weighted average exercise price, Exercised	[1]		$ 1
Aggregate intrinsic value, Exercised (in Dollars)			$ (4,619)
Number of options, Forfeited (in Shares)			(51,940)
Weighted average exercise price, Forfeited	[1]		$ 1.15

[1]	Reflets the Repricing.